UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  February 28

Date of reporting period:  February 28, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2025

Maryland Tax-Free Bond Fund

Investor Class (MDXBX)

This annual shareholder report contains important information about Maryland Tax-Free Bond Fund (the "fund") for the period of March 1, 2024 to February 28, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Tax-Free Bond Fund - Investor Class	$51	0.50%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong demand helped absorb a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg Municipal Bond Index, the fund’s allocations within the revenue sector aided performance, with an overweight to life care revenue bonds being a significant positive factor. Security selection within the revenue-backed sector was also a leading contributor to relative results, led by security selections in the public power, transportation, and higher education revenue subsectors.

  Conversely, interest rate management hampered relative performance. The portfolio’s longer-than-benchmark average duration profile detracted as municipal bond yields ended the period higher except for the shortest maturities, and our positioning on the yield curve also weighed on performance to a lesser extent. Security selection in the life care revenue subsector was a detractor.

  The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds. Hospital bonds composed the fund’s largest absolute allocation. Encouraging trends in fundamentals bolstered our views on hospital revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2025

	Investor Class	Regulatory/Strategy Benchmark
2015	10,000	10,000
2015	9,969	9,949
2015	10,058	10,031
2015	10,166	10,184
2016	10,353	10,395
2016	10,509	10,533
2016	10,691	10,721
2016	10,244	10,162
2017	10,429	10,421
2017	10,654	10,686
2017	10,769	10,816
2017	10,726	10,729
2018	10,704	10,682
2018	10,809	10,805
2018	10,854	10,869
2018	10,822	10,851
2019	11,043	11,123
2019	11,399	11,498
2019	11,690	11,816
2019	11,653	11,772
2020	12,020	12,175
2020	11,533	11,955
2020	11,839	12,199
2020	12,036	12,348
2021	12,078	12,304
2021	12,383	12,521
2021	12,486	12,613
2021	12,500	12,592
2022	12,176	12,223
2022	11,576	11,670
2022	11,383	11,524
2022	11,353	11,504
2023	11,392	11,600
2023	11,563	11,728
2023	11,536	11,721
2023	11,752	11,996
2024	12,061	12,228
2024	11,970	12,041
2024	12,385	12,434
2024	12,571	12,588
2025	12,552	12,590

202501-4140694, 202504-4215260

F87-052 4/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Maryland Tax-Free Bond Fund (Investor Class)	4.07%	0.87%	2.30%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	2.96	0.67	2.33

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,395,840
  Number of Portfolio Holdings598
  Investment Advisory Fees Paid (000s)$8,396
  Portfolio Turnover Rate17.3%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	22.1%
AA Rated	25.9
A Rated	23.1
BBB Rated	15.9
BB Rated and Below	2.6
Not Rated	9.6
Reserves	0.8

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Housing	23.8%
Health Care	22.6
General Obligations - Local	16.4
Transportation	11.2
Special Tax	7.3
Leasing	5.6
Education	4.8
Water & Sewer	3.1
General Obligations - State	1.6
Other	3.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Maryland Tax-Free Bond Fund

Investor Class (MDXBX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2025

Maryland Tax-Free Bond Fund

I Class (TFBIX)

This annual shareholder report contains important information about Maryland Tax-Free Bond Fund (the "fund") for the period of March 1, 2024 to February 28, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Tax-Free Bond Fund - I Class	$43	0.42%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong demand helped absorb a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg Municipal Bond Index, the fund’s allocations within the revenue sector aided performance, with an overweight to life care revenue bonds being a significant positive factor. Security selection within the revenue-backed sector was also a leading contributor to relative results, led by security selections in the public power, transportation, and higher education revenue subsectors.

  Conversely, interest rate management hampered relative performance. The portfolio’s longer-than-benchmark average duration profile detracted as municipal bond yields ended the period higher except for the shortest maturities, and our positioning on the yield curve also weighed on performance to a lesser extent. Security selection in the life care revenue subsector was a detractor.

  The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds. Hospital bonds composed the fund’s largest absolute allocation. Encouraging trends in fundamentals bolstered our views on hospital revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of February 28, 2025

	I Class	Regulatory/Strategy Benchmark
7/6/17	500,000	500,000
8/31/17	506,653	508,506
11/30/17	504,695	504,440
2/28/18	503,726	502,206
5/31/18	509,241	508,013
8/31/18	511,457	510,989
11/30/18	509,560	510,139
2/28/19	520,075	522,934
5/31/19	536,927	540,548
8/31/19	551,263	555,543
11/30/19	549,113	553,458
2/29/20	566,531	572,410
5/31/20	543,688	562,052
8/31/20	558,727	573,518
11/30/20	568,158	580,547
2/28/21	570,223	578,467
5/31/21	584,232	588,667
8/31/21	589,203	592,995
11/30/21	590,507	591,991
2/28/22	574,837	574,649
5/31/22	546,639	548,673
8/31/22	538,163	541,805
11/30/22	536,846	540,844
2/28/23	538,781	545,356
5/31/23	546,379	551,363
8/31/23	545,787	551,041
11/30/23	555,508	564,005
2/29/24	570,249	574,904
5/31/24	566,629	566,100
8/31/24	585,780	584,591
11/30/24	595,245	591,810
2/28/25	594,476	591,928

202501-4140694, 202504-4215260

F1092-052 4/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 7/6/17
Maryland Tax-Free Bond Fund (I Class)	4.25%	0.97%	2.29%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	2.96	0.67	2.23

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,395,840
  Number of Portfolio Holdings598
  Investment Advisory Fees Paid (000s)$8,396
  Portfolio Turnover Rate17.3%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	22.1%
AA Rated	25.9
A Rated	23.1
BBB Rated	15.9
BB Rated and Below	2.6
Not Rated	9.6
Reserves	0.8

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Housing	23.8%
Health Care	22.6
General Obligations - Local	16.4
Transportation	11.2
Special Tax	7.3
Leasing	5.6
Education	4.8
Water & Sewer	3.1
General Obligations - State	1.6
Other	3.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Maryland Tax-Free Bond Fund

I Class (TFBIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$33,841	$33,158
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,818,000 and $1,180,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
MDXBX Maryland Tax-Free Bond
Fund
TFBIX Maryland Tax-Free Bond
Fund–
.
I Class

T. ROWE PRICE Maryland Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET VALUE
Beginning of period $ 10.07 $ 9.82 $ 10.83 $ 10.99 $ 11.23
Investment activities
Net investment income
(1)(2)
0.34 0.32 0.29 0.25 0.29
Net realized and unrealized
gain/loss 0.06 0.25 (0.99) (0.16) (0.24)
Total from investment
activities 0.40 0.57 (0.70) 0.09 0.05
Distributions
Net investment income (0.33) (0.32) (0.28) (0.25) (0.29)
Net realized gain — — (0.03) — —
Total distributions (0.33) (0.32) (0.31) (0.25) (0.29)
NET ASSET VALUE
End of period $ 10.14 $ 10.07 $ 9.82 $ 10.83 $ 10.99
Ratios/Supplemental Data
Total return
(2)(3)
4.07% 5.87% (6.44)% 0.81% 0.48%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.54% 0.53% 0.54% 0.49% 0.48%
Net expenses after waivers/
payments by Price Associates 0.50% 0.49% 0.49% 0.49% 0.48%
Net investment income 3.34% 3.24% 2.84% 2.28% 2.65%
Portfolio turnover rate 17.3% 25.7% 24.8% 13.4% 20.5%
Net assets, end of period (in
millions) $1,060 $1,023 $995 $1,529 $2,158
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Maryland Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET VALUE
Beginning of period $ 10.07 $ 9.83 $ 10.83 $ 11.00 $ 11.23
Investment activities
Net investment income
(1)(2)
0.35 0.33 0.29 0.26 0.30
Net realized and unrealized
gain/loss 0.07 0.23 (0.97) (0.17) (0.23)
Total from investment
activities 0.42 0.56 (0.68) 0.09 0.07
Distributions
Net investment income (0.34) (0.32) (0.29) (0.26) (0.30)
Net realized gain — — (0.03) — —
Total distributions (0.34) (0.32) (0.32) (0.26) (0.30)
NET ASSET VALUE
End of period $ 10.15 $ 10.07 $ 9.83 $ 10.83 $ 11.00
Ratios/Supplemental Data
Total return
(2)(3)
4.25% 5.84% (6.27)% 0.81% 0.65%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.42% 0.42% 0.42% 0.40% 0.40%
Net expenses after
waivers/payments by Price
Associates 0.42% 0.42% 0.42% 0.40% 0.40%
Net investment income 3.42% 3.31% 2.93% 2.36% 2.73%
Portfolio turnover rate 17.3% 25.7% 24.8% 13.4% 20.5%
Net assets, end of period (in
millions) $1,336 $1,239 $1,208 $1,211 $473
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Maryland Tax-Free Bond Fund
February 28, 2025

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.2%
DISTRICT OF COLUMBIA  3.3%
Washington Metropolitan Area Transit Auth., Series A, 3.00%,
7/15/43  2,920 2,418
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  2,205 2,148
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/42  5,000 5,470
Washington Metropolitan Area Transit Auth., Series A, 5.25%,
7/15/53  17,460 18,935
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  14,635 16,174
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  7,750 7,957
Washington Metropolitan Area Transit Auth., Second Lien,
5.00%, 7/15/43  3,115 3,388
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 4.375%, 7/15/59  9,175 9,179
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/59  11,450 12,461
78,130
MARYLAND  91.1%
Annapolis, Series A, GO, 4.00%, 8/1/40  1,940 1,982
Annapolis, Series A, GO, 4.00%, 8/1/41  2,025 2,036
Annapolis, Series A, GO, 4.00%, 8/1/42  1,080 1,081
Annapolis, Series A, GO, 5.00%, 8/1/43  490 535
Annapolis, Series A, GO, 5.00%, 8/1/46  565 610
Annapolis, Series A, GO, 5.00%, 8/1/48  625 670
Annapolis, Series A, GO, 5.00%, 8/1/52  2,845 3,028
Anne Arundel County, GO, 5.00%, 10/1/37  3,150 3,237
Anne Arundel County Consolidated Special Taxing Dist.,
Villages of Dorchester & Farmington Village, 5.00%, 7/1/25  395 395
Anne Arundel County Consolidated Special Taxing Dist.,
Villages of Dorchester & Farmington Village, 5.00%, 7/1/32  4,220 4,223
Anne Arundel County, Annapolis Area Christian School,
Series A, 6.50%, 7/1/33  2,360 2,361
Anne Arundel County, Annapolis Area Christian School,
Series A, 6.75%, 7/1/43  4,970 4,971
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/38  6,220 5,738
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/49  6,780 5,350
Anne Arundel County, Consolidated General Improvement, GO,
4.00%, 10/1/53  8,500 8,290

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/39  3,105 3,129
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/40  3,610 3,697
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/42  1,450 1,459
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/44  4,255 4,652
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/45  4,350 4,372
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/46  5,830 5,924
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/47  4,015 4,355
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/48  16,835 17,635
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/49  4,380 4,765
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/50  1,220 1,324
Anne Arundel County, Consolidated General Improvement,
Series 2016, GO, 5.00%, 10/1/41  1,450 1,459
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/47  9,000 9,244
Anne Arundel County, Consolidated General Improvement,
Series 2024, GO, 5.00%, 10/1/41  5,475 6,205
Anne Arundel County, Consolidated General Improvement,
Water & Sewer, GO, 5.00%, 10/1/41  3,105 3,125
Anne Arundel County, Consolidated Water & Sewer, GO,
3.00%, 10/1/38  2,300 2,122
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/35  1,445 1,447
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/40  2,425 2,774
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/41  2,430 2,754
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/42  2,430 2,731
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/42  3,105 3,124
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/43  1,030 1,132
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/45  12,925 12,933
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/47  2,195 2,381

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/49  1,555 1,692
Anne Arundel County, Consolidated Water & Sewer,
Series 2015, GO, 5.00%, 4/1/40  12,345 12,356
Anne Arundel County, Consolidated Water & Sewer,
Series 2020, GO, 5.00%, 10/1/38  2,470 2,660
Anne Arundel County, Recreational Fac. Improvements, GO,
5.00%, 10/1/40  3,105 3,127
Anne Arundel County, Recreational Fac. Improvements, GO,
5.00%, 10/1/45  9,315 9,361
Anne Arundel County, Sewer Improvements, GO, 5.00%,
10/1/43  10,830 11,041
Anne Arundel County, Villages at Two Rivers Project, Series R,
4.25%, 7/1/44 (1) 2,500 2,475
Anne Arundel County, Villages at Two Rivers Project, Series R,
5.00%, 7/1/39 (1) 2,000 2,227
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/35  7,655 7,664
Baltimore County, GO, 4.00%, 3/1/38  4,020 4,176
Baltimore County, GO, 4.00%, 3/1/39  3,025 3,109
Baltimore County, GO, 4.00%, 3/1/40  3,580 3,654
Baltimore County, Series A, GO, 5.00%, 7/1/39  1,300 1,508
Baltimore County, Series A, GO, 5.00%, 7/1/40  1,280 1,477
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/38  3,000 2,784
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/39  5,000 4,592
Baltimore County, Metropolitan Dist. 78th Issue, GO, 5.00%,
2/1/46  10,000 10,094
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/38  610 615
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/45  1,700 1,687
Baltimore County, Metropolitan Dist. 83rd Issue, GO, 4.00%,
3/1/39  3,750 3,832
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/48  10,920 11,779
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/49  4,280 4,603
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/53  34,365 36,774
Baltimore County, Oak Crest Village, 4.00%, 1/1/45  1,750 1,614
Baltimore County, Oak Crest Village, 4.00%, 1/1/50  10,640 9,425
Baltimore County, Oak Crest Village, 5.00%, 1/1/27  1,155 1,169
Baltimore County, Oak Crest Village, 5.00%, 1/1/28  1,325 1,341

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  1,035 1,047
Baltimore County, Oak Crest Village, 5.00%, 1/1/30  1,565 1,583
Baltimore County, Oak Crest Village, 5.00%, 1/1/37  8,345 8,417
Baltimore County, Riverwood Village, 4.00%, 1/1/34  265 268
Baltimore County, Riverwood Village, 4.00%, 1/1/35  1,065 1,074
Baltimore County, Riverwood Village, 4.00%, 1/1/45  10,920 10,208
Baltimore County, Riverwood Village, 4.00%, 1/1/50  11,330 10,219
Baltimore County, Riverwood Village, Series 2020, 4.00%,
1/1/36  500 504
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/25  590 591
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/26  375 375
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/27  520 520
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/28  1,215 1,216
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/29  930 931
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/30  515 515
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/33  415 415
Baltimore, East Baltimore Research Park, Series A, 4.50%,
9/1/33  1,120 1,126
Baltimore, Harbor Point Project, 4.50%, 6/1/33  800 814
Baltimore, Harbor Point Project, 4.75%, 6/1/31  2,025 2,035
Baltimore, Harbor Point Project, 4.875%, 6/1/42  2,865 2,913
Baltimore, Harbor Point Project, 5.00%, 6/1/36  3,800 3,821
Baltimore, Harbor Point Project, 5.00%, 6/1/51  6,700 6,738
Baltimore, Harbor Point Project, 5.125%, 6/1/43  11,230 11,261
Baltimore, Harbor Point Project, Series A, 3.20%, 6/1/30 (2) 200 193
Baltimore, Harbor Point Project, Series A, 3.25%, 6/1/31 (2) 220 212
Baltimore, Harbor Point Project, Series A, 3.30%, 6/1/32 (2) 250 239
Baltimore, Harbor Point Project, Series A, 3.35%, 6/1/33 (2) 270 257
Baltimore, Harbor Point Project, Series A, 3.50%, 6/1/39 (2) 1,400 1,268
Baltimore, Harbor Point Project, Series A, 3.625%, 6/1/46 (2) 4,685 4,072
Baltimore, Harbor Point Project, Series B, 3.55%, 6/1/34 (2) 325 305
Baltimore, Harbor Point Project, Series B, 3.70%, 6/1/39 (2) 650 586
Baltimore, Harbor Point Project, Series B, 3.875%, 6/1/46 (2) 1,020 890
Baltimore, Water Project, Series A, 5.00%, 7/1/28 (3)(4) 205 212
Brunswick, Brunswick Crossing Special Taxing Dist., 4.00%,
7/1/29  955 949
Brunswick, Brunswick Crossing Special Taxing Dist., 5.00%,
7/1/36  1,547 1,577
Charles County, Consolidated Public Improvement, GO, 4.50%,
10/1/52  3,145 3,204
Frederick County, Public Facilities Project, Series A, GO,
1.625%, 10/1/35  7,295 5,777
Frederick County, Public Facilities Project, Series A, GO,
2.00%, 10/1/39  9,330 7,252

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Frederick County, Public Facilities Project, Series A, GO,
3.00%, 4/1/44  13,560 11,801
Frederick County, Public Facilities Project, Series A, GO,
4.00%, 4/1/42  5,780 5,859
Frederick County, Public Facilities Project, Series A, GO,
4.00%, 4/1/43  4,195 4,225
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/31  4,345 4,392
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/32  3,305 3,322
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/33  1,795 1,802
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/34  1,980 1,984
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/36  2,160 2,163
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/37  1,190 1,192
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/39  570 570
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/40  1,140 1,133
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/27  1,540 1,601
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/28  2,620 2,764
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/29  2,525 2,689
Frederick County, Urbana Community Dev. Auth., Series C,
4.00%, 7/1/50 (2) 6,820 6,149
Gaithersburg, Asbury Obligated Group, 4.50%, 1/1/42  5,000 4,930
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  1,205 1,234
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  10,215 10,426
Gaithersburg, Asbury Obligated Group, Series B, 5.00%, 1/1/27  2,115 2,140
Harford County, Consolidated Public Improvement, GO, 3.20%,
9/15/37  2,375 2,277
Howard County Housing Commission, Columbia Landing
Apartments, Series A, 1.60%, 6/1/29  5,000 4,481
Howard County Housing Commission, Gateway Village Apts,
4.00%, 6/1/46  5,965 5,522
Howard County Housing Commission, Orchard Meadows
Apartments, 4.125%, 12/1/43  14,395 13,884
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/29  1,055 1,107
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/30  1,035 1,086

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/31  750 786
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/32  550 576
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/37  7,350 7,563
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/42  6,930 7,073
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/46  10,000 10,142
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/28  365 384
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/29  410 437
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/30  455 491
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/31  510 557
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/32  560 616
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/33  615 674
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/34  475 520
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/35  735 803
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/36  800 872
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/37  470 511
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/38  500 543
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/39  500 540
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/44  2,260 2,382
Howard County, Downtown Columbia Project, Series A, 4.00%,
2/15/28 (2) 360 361
Howard County, Downtown Columbia Project, Series A,
4.125%, 2/15/34 (2) 1,250 1,227
Howard County, Downtown Columbia Project, Series A,
4.375%, 2/15/39 (2) 1,000 977
Howard County, Downtown Columbia Project, Series A, 4.50%,
2/15/47 (2) 2,950 2,788
Howard County, Metropolitan District Project, Series B, GO,
3.00%, 8/15/49  1,060 838

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Howard County, Patuxent Square Apts, VRDN, 4.75%, 10/1/36
(Tender 4/1/29) (5) 1,915 1,916
Hyattsville, GO, 5.00%, 1/1/28  360 369
Hyattsville, GO, 5.00%, 1/1/29  375 384
Hyattsville, GO, 5.00%, 1/1/30  395 405
Hyattsville, GO, 5.00%, 1/1/31  415 425
Hyattsville, GO, 5.00%, 1/1/32  435 445
Hyattsville, GO, 5.00%, 1/1/33  455 465
Hyattsville, GO, 5.00%, 1/1/34  480 490
Hyattsville, GO, 5.00%, 1/1/35  505 515
Hyattsville, GO, 5.00%, 1/1/36  530 540
Hyattsville, GO, 5.00%, 1/1/37  555 565
Hyattsville, GO, 5.00%, 1/1/38  585 595
Hyattsville, GO, 5.00%, 1/1/44  2,100 2,115
Hyattsville, GO, 5.00%, 1/1/49  3,530 3,543
Maryland, Series A, GO, 5.00%, 6/1/38  3,450 3,996
Maryland CDA, 4.65%, 9/1/37  6,000 6,231
Maryland CDA, 4.95%, 9/1/42  4,500 4,710
Maryland CDA, 6.00%, 3/1/53  6,010 6,424
Maryland CDA, Series A, 3.00%, 9/1/51  15,135 14,950
Maryland CDA, Series A, 3.375%, 9/1/34  1,515 1,459
Maryland CDA, Series A, 3.75%, 3/1/50  8,490 8,511
Maryland CDA, Series A, 4.50%, 9/1/48  4,115 4,168
Maryland CDA, Series A, 5.00%, 9/1/52  3,935 4,063
Maryland CDA, Series B, 3.00%, 9/1/51  26,100 25,713
Maryland CDA, Series B, 3.20%, 9/1/39  10,000 9,076
Maryland CDA, Series B, 4.35%, 7/1/43  7,500 7,546
Maryland CDA, Series B, 4.50%, 9/1/48 (5) 3,675 3,710
Maryland CDA, Series C, 2.60%, 1/1/42  2,155 1,622
Maryland CDA, Series C, 2.95%, 7/1/56  2,115 1,538
Maryland CDA, Series C, 3.50%, 3/1/50  4,655 4,635
Maryland CDA, Series C, 4.20%, 4/1/42  4,250 4,162
Maryland CDA, Series C, 4.55%, 7/1/43  4,150 4,215
Maryland CDA, Series C, 5.00%, 9/1/26  375 387
Maryland CDA, Series C, 5.00%, 9/1/29  2,975 3,189
Maryland CDA, Series C, 5.00%, 3/1/30  1,040 1,104
Maryland CDA, Series C, 5.00%, 3/1/31  1,500 1,595
Maryland CDA, Series C, 5.15%, 7/1/42  2,500 2,665
Maryland CDA, Series C, 5.75%, 9/1/54  5,880 6,299
Maryland CDA, Series F, 5.00%, 7/1/48  980 980
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/38  1,115 1,250
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/43  1,500 1,630

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland CDA, Glen Manor Apts, Series G, 4.70%, 1/1/31  4,950 4,954
Maryland CDA, Villages at Marley Station, Series D-2, 3.30%,
1/1/29  6,750 6,779
Maryland Dept. of Housing & Community Dev., Series A,
4.50%, 9/1/45  11,980 12,020
Maryland Dept. of Housing & Community Dev., Series A,
4.55%, 9/1/44  1,500 1,521
Maryland Dept. of Housing & Community Dev., Series A,
4.60%, 3/1/51  2,400 2,403
Maryland Dept. of Housing & Community Dev., Series A,
6.25%, 9/1/55  12,100 13,548
Maryland Dept. of Housing & Community Dev., Series A,
6.25%, 3/1/56  4,545 5,154
Maryland Dept. of Housing & Community Dev., Series A-1,
4.00%, 6/1/54  1,600 1,512
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/38  1,015 1,151
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/39  1,050 1,185
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/44  3,975 4,319
Maryland Dept. of Housing & Community Dev., Series A-1,
5.50%, 6/1/49  2,150 2,386
Maryland Dept. of Housing & Community Dev., Series A-2,
4.25%, 6/1/54  1,300 1,272
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/38  440 499
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/39  455 514
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/44  2,130 2,314
Maryland Dept. of Housing & Community Dev., Series A-2,
5.50%, 6/1/49  1,000 1,108
Maryland Dept. of Housing & Community Dev., Series B,
4.60%, 7/1/49  1,915 1,924
Maryland Dept. of Housing & Community Dev., Series B,
4.70%, 7/1/54  3,045 3,065
Maryland Dept. of Housing & Community Dev., Series B,
4.80%, 7/1/59  2,875 2,908
Maryland Dept. of Housing & Community Dev., Series C,
6.25%, 9/1/55  4,605 5,181
Maryland Dept. of Housing & Community Dev., Series D,
4.45%, 7/1/44  2,440 2,450
Maryland DOT, 2.50%, 10/1/33  2,350 2,143
Maryland DOT, 3.00%, 5/1/31  500 494
Maryland DOT, 3.00%, 10/1/34  10,940 10,481

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland DOT, Series A, 2.125%, 10/1/36  1,700 1,409
Maryland DOT, Series A, 5.25%, 8/1/40 (1)(5) 1,250 1,387
Maryland DOT, Series A, 5.25%, 8/1/43 (1)(5) 1,500 1,627
Maryland DOT, Series A, 5.25%, 8/1/49 (1)(5) 3,400 3,636
Maryland DOT, Series A, 5.25%, 8/1/54 (1)(5) 13,000 13,820
Maryland DOT, Series B, 4.00%, 8/1/37 (5) 1,500 1,502
Maryland DOT, Series B, 4.00%, 8/1/38 (5) 1,500 1,496
Maryland DOT, Series B, 4.00%, 8/1/39 (5) 4,180 4,156
Maryland DOT, Series B, 4.00%, 8/1/40 (5) 5,925 5,822
Maryland DOT, Series B, 4.00%, 8/1/41 (5) 1,600 1,559
Maryland DOT, Series B, 4.00%, 8/1/51 (5) 11,665 10,740
Maryland DOT, Series B, 5.00%, 8/1/31 (5) 1,125 1,223
Maryland DOT, Series B, 5.00%, 8/1/32 (5) 1,420 1,530
Maryland DOT, Series B, 5.00%, 8/1/46 (5) 23,025 23,752
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/39 (5) 3,205 3,088
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/44 (5) 4,800 4,361
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/25 (5) 510 512
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/26 (5) 690 703
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/28 (5) 375 393
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/29 (5) 385 408
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/37  4,390 4,711
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/42  3,970 4,150
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.25%, 12/31/47  5,940 6,206
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.25%, 6/30/53  1,185 1,229
Maryland Economic Dev., Baltimore City Project, Series A,
5.00%, 6/1/58  2,500 2,535
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/28  785 784
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/29  815 813
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/30  845 841
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/31  880 872

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/32  815 802
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/34  765 741
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/35  260 250
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/40  3,255 2,987
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/50  10,835 9,152
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/25  515 517
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (2) 1,680 1,685
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (2) 2,000 2,005
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
7/1/55  12,990 12,655
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/41 (6) 2,595 2,767
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/42 (6) 2,935 3,113
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/43 (6) 2,465 2,601
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/44 (6) 2,245 2,361
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/54 (6) 7,825 8,124
Maryland Economic Dev., College Park Leonardtown Project,
5.125%, 7/1/59 (6) 2,000 2,093
Maryland Economic Dev., College Park Leonardtown Project,
5.25%, 7/1/64 (6) 4,355 4,581
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  10,000 10,220
Maryland Economic Dev., Morgan State Univ. Project, 4.00%,
7/1/40  6,055 5,824
Maryland Economic Dev., Morgan State Univ. Project, 4.25%,
7/1/50  4,850 4,425
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/25  1,285 1,292
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/26  600 614
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/27  665 691
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/28  490 515

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/29  810 862
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/30  1,095 1,177
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/31  1,000 1,083
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/32  1,805 1,966
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/34  2,500 2,698
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/50  11,970 12,162
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/56  17,960 18,165
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/29  295 317
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/30  670 728
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/31  585 642
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/32  500 553
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/33  545 599
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.375%, 7/1/38  1,220 1,334
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.75%, 7/1/53  8,440 9,131
Maryland Economic Dev., Morgan State Univ. Project, Series A,
6.00%, 7/1/58  8,000 8,760
Maryland Economic Dev., Purple Line Light Rail Project,
Series A, 5.00%, 11/12/28 (5) 1,545 1,570
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/39 (5) 415 437
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/40 (5) 1,750 1,834
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/41 (5) 2,850 2,964
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 12/31/41 (5) 2,500 2,600
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/47 (5) 5,110 5,326
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/52 (5) 4,000 4,145
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/55 (5) 29,815 30,886

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/27  770 770
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/30  805 805
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/34  1,030 1,030
Maryland Economic Dev., Seagirt Marine Terminal Project,
5.00%, 6/1/44 (5) 6,400 6,528
Maryland Economic Dev., Seagirt Marine Terminal Project,
5.00%, 6/1/49 (5) 18,905 19,147
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/25  400 402
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/27  1,870 1,872
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/28  175 180
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/29  1,775 1,777
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  325 333
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/31  375 384
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/32  325 332
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  2,125 2,157
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/37  3,000 3,001
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/27  185 190
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/29  215 221
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  1,000 1,003
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  500 523
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  1,515 1,583
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  4,850 5,060
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  2,750 2,864
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  8,920 9,252
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/26 (6) 505 512
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/27 (6) 800 819
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/28 (6) 525 537
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/29 (6) 560 572
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/30 (6) 1,325 1,353

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/31 (6) 705 719
Maryland Economic Dev., Univ. of Maryland College Park
Project, 4.00%, 6/1/26 (6) 1,815 1,837
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/27 (6) 2,345 2,399
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/28 (6) 3,405 3,477
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/29 (6) 3,100 3,162
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/30 (6) 4,305 4,390
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/31 (6) 4,020 4,097
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/35 (6) 15,010 15,230
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/43 (6) 6,910 6,960
Maryland Economic Dev., Univ. of Maryland Project, 4.00%,
7/1/25  600 600
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/26  635 637
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/27  500 502
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/31  2,350 2,357
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/35  3,845 3,856
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/39  3,850 3,855
Maryland Economic Dev., Univ. Village at Sheppard Pratt,
5.00%, 7/1/27  1,880 1,880
Maryland Economic Dev., Univ. Village at Sheppard Pratt,
5.00%, 7/1/33  5,065 5,054
Maryland HHEFA, 5.875%, 7/1/43 (2) 2,000 2,058
Maryland HHEFA, 6.125%, 7/1/53 (2) 3,745 3,851
Maryland HHEFA, 6.25%, 7/1/63 (2) 6,000 6,177
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/28  950 963
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/30  655 665
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/26  910 919
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27  520 534
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/28  375 390
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/29  580 610
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/30  555 588
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/36  2,340 2,455

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  1,540 1,576
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  18,660 18,855
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/42 (2) 820 823
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/52 (2) 1,500 1,489
Maryland HHEFA, Broadmead, Series A, 4.00%, 7/1/35  320 325
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/26  780 794
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/28  205 212
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/29  1,000 1,035
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31  530 548
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/32  1,000 1,035
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/38  2,870 2,966
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/43  2,800 2,874
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/48  7,100 7,234
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  1,200 1,227
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  605 618
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/36  1,835 1,868
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45  14,760 14,891
Maryland HHEFA, Doctors Community Hosp., Series A, 5.00%,
7/1/38  2,500 2,539
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%,
1/1/29  1,515 1,515
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.125%,
1/1/30  995 995
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/26  1,015 1,019
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/27  1,920 1,927
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/28  2,070 2,077
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.25%,
1/1/37  17,820 17,870
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/50  11,565 10,346
Maryland HHEFA, Frederick Health System, 5.00%, 7/1/33 (6) 920 1,023
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
2.50%, 7/1/51  3,970 2,614
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
3.00%, 7/1/46  12,575 10,250
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/37  1,750 1,753

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (2) 205 206
Maryland HHEFA, Green Street Academy, Series A, 5.125%,
7/1/37 (2) 1,265 1,270
Maryland HHEFA, Green Street Academy, Series A, 5.25%,
7/1/47 (2) 1,800 1,800
Maryland HHEFA, Green Street Academy, Series A, 5.375%,
7/1/52 (2) 1,530 1,526
Maryland HHEFA, Helix Health Issue, 5.00%, 7/1/27 (4)(7) 5,280 5,399
Maryland HHEFA, Johns Hopkins Health System, Series A,
VRDN, 1.45%, 6/1/48  5,700 5,700
Maryland HHEFA, Johns Hopkins Health System, Series B,
VRDN, 1.45%, 6/1/46  1,600 1,600
Maryland HHEFA, Johns Hopkins Medical Institution, 5.50%,
7/1/26 (7) 1,025 1,033
Maryland HHEFA, Johns Hopkins Medical Institution, Series A,
5.00%, 5/15/37  5,000 5,018
Maryland HHEFA, Johns Hopkins Medical Institution, Series B,
4.60%, 7/1/38 (7) 890 897
Maryland HHEFA, Johns Hopkins Univ., Series B, 4.25%,
7/1/41  18,475 18,386
Maryland HHEFA, Johns Hopkins Univ., Series B, 5.00%,
7/1/38  6,590 6,592
Maryland HHEFA, Lifebridge Health, 4.00%, 7/1/42  1,330 1,272
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/44  2,000 2,026
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/49  7,335 7,781
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/31  1,060 1,089
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/32  1,210 1,241
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/33  1,175 1,205
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/34  3,925 4,067
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/47  1,000 1,000
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/54  5,125 5,399
Maryland HHEFA, LifeBridge Health, 5.25%, 7/1/54  3,490 3,740
Maryland HHEFA, LifeBridge Health, Series 2017, 5.00%,
7/1/33  1,015 1,054
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/39  5,505 5,505
Maryland HHEFA, Maryland Institute College of Art, 4.00%,
6/1/42  2,185 1,999
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/25  100 100
Maryland HHEFA, Medlantic/Helix Issue, Series A, 5.25%,
8/15/38 (6) 8,460 9,663
Maryland HHEFA, Medlantic/Helix Issue, Series B, 5.25%,
8/15/38 (7) 16,995 19,225
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  5,080 5,086

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, MedStar Health, 5.00%, 8/15/38  900 901
Maryland HHEFA, MedStar Health, 5.00%, 8/15/42  15,350 15,357
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  14,090 13,128
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  4,005 4,008
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/38  2,045 2,046
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/41  10,840 10,843
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/42  5,595 5,726
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  17,145 17,460
Maryland HHEFA, MedStar Health, Series B, 4.00%, 8/15/38  1,765 1,765
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/31  5,615 5,623
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/33  2,000 2,003
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38  10,520 10,533
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32  1,830 1,870
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33  1,000 1,021
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/34  1,200 1,225
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/35  4,930 5,028
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36  3,200 3,261
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/38  6,845 6,959
Maryland HHEFA, Meritus Medical Center, 4.00%, 7/1/30  1,170 1,171
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  1,030 1,036
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/34  1,000 1,004
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/40  23,375 23,418
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  33,060 33,084
Maryland HHEFA, Peninsula Regional Health System, Series A,
4.00%, 7/1/48  1,910 1,747
Maryland HHEFA, Saint John's College, 4.00%, 10/1/40  1,000 968
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/35  1,700 1,668
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/36  500 488
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/37  2,965 2,875
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/39  2,490 2,382
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/40  650 613
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/41  1,375 1,275
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/29  1,125 1,180
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/31  1,255 1,332
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/33  1,375 1,448
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/34  745 735

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/38  790 765
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  8,015 7,233
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  12,845 11,300
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  11,685 10,271
Maryland HHEFA, Stevenson Univ. Project, Series A, 5.00%,
6/1/32  850 899
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/33  5,305 5,339
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/34  2,910 2,928
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/35  2,100 2,113
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.00%, 7/1/41  1,500 1,650
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.00%, 7/1/42  1,000 1,090
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.25%, 7/1/52  21,250 22,878
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/34  500 520
Maryland HHEFA, Univ. of Maryland Medical System,
Series C-1, VRDN, 1.80%, 7/1/55  1,700 1,700
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
4.00%, 7/1/48  3,500 3,292
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 1.50%, 7/1/41  3,850 3,850
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  1,135 1,198
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  41,760 46,535
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  13,590 15,203
Maryland Stadium Auth., Built to Learn Revenue, 2.75%, 6/1/51  1,160 825
Maryland Stadium Auth., Built to Learn Revenue, 5.00%, 6/1/54  13,480 14,338
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/41  3,980 3,983
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/47  4,000 3,871
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/52  11,425 10,880
Maryland Transportation Auth., Series A, 2.50%, 7/1/47  4,915 3,459
Maryland Transportation Auth., Series A, 3.00%, 7/1/40  400 355

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Transportation Auth., Series A, 3.00%, 7/1/47  10,775 8,596
Maryland Transportation Auth., Series A, 5.00%, 7/1/34  1,325 1,474
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 4.00%, 6/1/33 (5) 3,250 3,269
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 4.00%, 6/1/38 (5) 7,830 7,794
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/25 (5) 2,690 2,692
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/26 (5) 2,820 2,823
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/27 (5) 2,965 2,967
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/28 (5) 2,250 2,364
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/30 (5) 4,615 4,888
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/32 (5) 1,125 1,188
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, Series 2012A, 5.00%, 6/1/28 (5) 3,110 3,112
Maryland Transportation Auth., Transportation Fac. Project,
4.00%, 7/1/45  8,170 7,964
Maryland Transportation Auth., Transportation Fac. Project,
4.00%, 7/1/50  5,000 4,798
Montgomery County, Series A, GO, 3.00%, 11/1/37  7,365 6,859
Montgomery County, Series A, GO, 4.00%, 8/1/38  10,070 10,425
Montgomery County, Series A, GO, 4.00%, 8/1/39  4,000 4,104
Montgomery County, Series A, GO, 4.00%, 8/1/41  11,000 11,253
Montgomery County Housing Opportunities Commission,
Series A, 3.00%, 1/1/50  6,170 6,066
Montgomery County Housing Opportunities Commission,
Series A, 3.85%, 7/1/34  5,000 5,049
Montgomery County Housing Opportunities Commission,
Series A, 4.00%, 7/1/46  425 425
Montgomery County Housing Opportunities Commission,
Series A, 4.80%, 7/1/49  5,000 5,075
Montgomery County Housing Opportunities Commission,
Series A, 4.90%, 7/1/55  5,000 5,075
Montgomery County Housing Opportunities Commission,
Series A, 5.00%, 7/1/52  4,055 4,197
Montgomery County Housing Opportunities Commission,
Series A, 5.75%, 7/1/54  7,730 8,371
Montgomery County Housing Opportunities Commission,
Series C, 2.85%, 1/1/51  34,785 25,566
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/35  490 561

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/36  485 553
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/37  555 630
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/38  485 548
Montgomery County Housing Opportunities Commission,
Series C, 5.50%, 1/1/48  2,975 3,318
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/58  5,335 5,963
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/63  8,300 9,244
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/66  11,040 12,279
Montgomery County, Consolidated Public Improvement,
Series A, GO, 3.75%, 11/1/38  1,110 1,112
Montgomery County, Consolidated Public Improvement Project,
Series A, GO, 2.00%, 8/1/41  5,000 3,652
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  3,500 3,160
Montgomery County, Trinity Healthcare, 4.00%, 12/1/44  10,740 10,608
Montgomery County, Trinity Healthcare, 5.00%, 12/1/44  5,000 5,008
Montgomery County, Trinity Healthcare, Series 2016MD,
5.00%, 12/1/45  5,000 5,051
Montgomery County, West Germantown Dev. Dist., 4.00%,
7/1/26  505 505
Montgomery County, West Germantown Dev. Dist., 4.00%,
7/1/27  1,000 1,000
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (2) 3,500 3,505
Prince George's County, Westphalia Town Center Project,
5.125%, 7/1/39 (2) 1,350 1,364
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/26  1,000 1,012
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/30  790 805
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/32  525 534
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  5,140 5,185
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/25  500 502
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/26  500 506
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/28  1,375 1,402
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/30  1,515 1,544
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  2,100 2,125
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  1,000 953
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,675 1,565
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  4,750 4,751
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  7,170 6,981

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Saint Mary's County, GO, 4.00%, 8/1/40  2,050 2,094
Saint Mary's County, GO, 4.00%, 8/1/41  1,000 1,005
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/41  3,295 3,341
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/42  3,435 3,463
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/28  1,875 1,907
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/29  1,950 1,992
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,500 1,513
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  5,100 4,954
Washington Suburban Sanitary Commission, 4.50%, 6/1/46  12,065 12,611
Washington Suburban Sanitary Commission, 4.50%, 6/1/47  12,505 13,001
Washington Suburban Sanitary Commission, Series A,
VRDN,BAN, 1.35%, 6/1/27  9,035 9,035
Washington Suburban Sanitary Commission, Series B,
VRDN,BAN, 1.45%, 6/1/27  400 400
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 2.25%, 6/1/41  3,710 2,839
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 3.00%, 6/1/44  5,845 4,861
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 3.00%, 6/1/48  1,000 801
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/36  5,000 5,073
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/46  5,000 4,959
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/48  7,500 7,369
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/50  14,325 14,001
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/51  10,000 9,750
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/52  5,000 4,880
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/35  2,225 2,277
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/36  2,935 3,424
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/41  1,700 1,900
Washington Suburban Sanitary Commission, Second Series,
4.50%, 6/1/46  1,205 1,260

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  2,800 2,802
Westminster, Lutheran Village at Millers Grant, Series A,
6.125%, 7/1/39  2,500 2,501
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  4,645 4,646
2,182,409
PUERTO RICO  4.8%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (8) 13,350 8,394
Puerto Rico Commonwealth, GO, VR, 11/1/51 (8) 8,857 5,657
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (2) 2,000 2,108
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (2) 1,000 1,048
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  2,709 1,919
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  4,935 4,970
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  7,717 7,734
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  4,024 3,997
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,000 1,046
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (9)
(10) 55 31
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (9)
(10) 4,690 2,615
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (9)
(10) 850 474
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/30 (9)
(10) 1,925 1,073
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (9)(10) 85 47
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (9)(10) 210 117
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (9)
(10) 270 151
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (9)
(10) 1,045 583
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (9)
(10) 340 190
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (9)
(10) 415 231

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (9)
(10) 55 31
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (9)
(10) 1,760 981
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (9)
(10) 45 25
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (9)
(10) 460 256
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (9)
(10) 225 125
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (9)
(10) 95 53
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (9)
(10) 255 142
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (9)
(10) 195 109
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (9)
(10) 65 36
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (9)
(10) 110 61
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (9)
(10) 1,110 619
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (9)
(10) 90 50
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (9)
(10) 830 463
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (9)
(10) 240 134
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (9)
(10) 95 53
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  23,070 22,917
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  24,350 24,445
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  11,842 11,798
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  3,249 3,225
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  4,744 4,684
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  4,613 1,546

T. ROWE PRICE Maryland Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Converted,
Series A-2, 4.329%, 7/1/40  1,430 1,425
115,563
Total Investments in Securities
99.2% of Net Assets
(Cost $2,406,058) $ 2,376,102
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Corporation
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $50,439 and represents 2.1% of net assets.
(3) Insured by Financial Guaranty Insurance Company
(4) Escrowed to maturity
(5) Interest subject to alternative minimum tax.
(6) Insured by Assured Guaranty Municipal Corporation
(7) Insured by AMBAC Assurance Corporation
(8) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(9) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(10) Non-income producing
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Tax-Free Bond Fund
February 28, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,406,058) $ 2,376,102
Interest receivable 24,008
Receivable for shares sold 757
Cash 2
Other assets 23
Total assets 2,400,892
Liabilities
Payable for investment securities purchased 1,746
Payable for shares redeemed 1,630
Investment management fees payable 698
Due to affiliates 21
Payable to directors 1
Other liabilities 956
Total liabilities 5,052
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 2,395,840

T. ROWE PRICE Maryland Tax-Free Bond Fund
February 28, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (100,945)
Paid-in capital applicable to 236,106,949 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 2,496,785
NET ASSETS $ 2,395,840
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,060,096; Shares outstanding:
104,501,660) $ 10.14
I Class
(Net assets: $1,335,744; Shares outstanding:
131,605,289) $ 10.15

T. ROWE PRICE Maryland Tax-Free Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/25
Investment Income (Loss)
Interest income $ 88,594
Expenses
Investment management 8,864
Shareholder servicing
Investor Class $ 1,354
I Class 208 1,562
Prospectus and shareholder reports
Investor Class 41
I Class 11 52
Custody and accounting 234
Legal and audit 187
Registration 48
Directors 8
Miscellaneous 18
Waived / paid by Price Associates (468)
Total expenses 10,505
Net investment income 78,089
Realized and Unrealized Gain / Loss –
Net realized loss on securities (13,866)
Change in net unrealized gain / loss on securities 29,537
Net realized and unrealized gain / loss 15,671
INCREASE IN NET ASSETS FROM OPERATIONS $ 93,760

T. ROWE PRICE Maryland Tax-Free Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/25 2/29/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 78,089 $ 71,998
Net realized loss (13,866) (32,328)
Change in net unrealized gain / loss 29,537 85,287
Increase in net assets from operations 93,760 124,957
Distributions to shareholders
Net earnings
Investor Class (33,320) (31,463)
I Class (43,343) (39,558)
Decrease in net assets from distributions (76,663) (71,021)
Capital share transactions
*
Shares sold
Investor Class 238,822 245,750
I Class 197,708 135,446
Distributions reinvested
Investor Class 30,148 27,947
I Class 30,414 27,374
Shares redeemed
Investor Class (239,203) (270,495)
I Class (140,512) (161,988)
Increase in net assets from capital share
transactions 117,377 4,034
Net Assets
Increase during period 134,474 57,970
Beginning of period 2,261,366 2,203,396
End of period $ 2,395,840 $ 2,261,366
*Share information (000s)
Shares sold
Investor Class 23,634 25,092
I Class 19,542 13,757
Distributions reinvested
Investor Class 2,987 2,834
I Class 3,011 2,775
Shares redeemed
Investor Class (23,695) (27,666)
I Class (13,895) (16,518)
Increase in shares outstanding 11,584 274

T. ROWE PRICE Maryland Tax-Free Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free
Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds. The fund has two classes of shares: the Maryland Tax-Free Bond Fund (Investor Class) and the Maryland
Tax-Free Bond Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders

T. ROWE PRICE Maryland Tax-Free Bond Fund

are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Maryland Tax-Free Bond Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Maryland Tax-Free Bond Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Maryland Tax-Free Bond Fund

Valuation Inputs   On February 28, 2025 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $544,176,000 and
$392,363,000, respectively, for the year ended February 28, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have

T. ROWE PRICE Maryland Tax-Free Bond Fund

no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to differences between book/tax amortization policies and the character of income on certain derivative contracts.
The tax character of distributions paid for the periods presented was as follows:
At February 28, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At February 28, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the
($000s)
February 28,
2025
February 29,
2024
Ordinary income (including short-term capital
gains, if any) $ 95 $ 12
Tax-exempt income 76,568 71,009
Total distributions $ 76,663 $ 71,021
($000s)
Cost of investments $ 2,399,164
Unrealized appreciation $ 38,313
Unrealized depreciation (61,375)
Net unrealized appreciation (depreciation) $ (23,062)
($000s)
Undistributed tax-exempt income $ 1,762
Net unrealized appreciation (depreciation) (23,062)
Loss carryforwards and deferrals (79,645)
Total distributable earnings (loss) $ (100,945)

T. ROWE PRICE Maryland Tax-Free Bond Fund

character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 28, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and

T. ROWE PRICE Maryland Tax-Free Bond Fund

acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended February 28, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,369,000 remain subject to repayment by the fund at February 28, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended February 28, 2025, expenses incurred pursuant to these service agreements were $123,000 for Price
Associates and $564,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class I Class
Expense limitation/I Class Limit 0.49% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $(468) $—

T. ROWE PRICE Maryland Tax-Free Bond Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 28, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of February 28, 2025.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Maryland Tax-Free Bond Fund

NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Maryland Tax-Free Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price State Tax-Free Funds, Inc.
and Shareholders of T. Rowe Price Maryland Tax-Free Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Maryland Tax-Free Bond Fund
(one of the funds constituting T. Rowe Price State Tax-Free Funds, Inc., referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Maryland Tax-Free Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Maryland Tax-Free Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $76,232,000 which qualified as exempt-interest dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F87-050 4/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date  April 21, 2025

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date  April 21, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date  April 21, 2025